SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The table below is a summary of the segment profit or loss, including significant segment expenses, for the periods presented:

	Year ended June 30,
	2025	2024
Revenues	$66,434,000	$60,824,000
Less:
Cost of sales	44,694,000	43,591,000
General and administrative	18,337,000	15,669,000
Selling and marketing	2,965,000	2,218,000
Research and development	4,464,000	4,916,000
Depreciation	1,002,000	1,045,000
Interest	1,646,000	1,718,000
Net loss	$(6,674,000)	$(8,333,000)